Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Common Stock
Issuance price per share	$ 6.50
Issuance costs	$ 0.2
Series C Convertible Preferred Stock
Issuance price per share		$ 9.54
Issuance costs		$ 0.3
Series A Convertible Preferred Stock
Issuance price per share	$ 3,250